Consolidated balance sheet - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 1,343	$ 446
Accounts receivable	2,422	2,535
Inventories	452	431
Assets held for sale (Note 6)	2,807	543
Other (Note 7)	627	1,180
Total Current Assets	7,651	5,135
Plant, Property and Equipment (Note 8)	65,489	66,503
Loan Receivable from Affiliate (Note 10)	1,434	1,315
Equity Investments (Note 10)	6,506	7,113
Restricted Investments	1,557	1,207
Regulatory Assets (Note 11)	1,587	1,548
Goodwill (Note 12)	12,887	14,178
Intangible and Other Assets (Note 13)	2,168	1,921
Total Assets	99,279	98,920
Current Liabilities
Notes payable (Note 14)	4,300	2,762
Accounts payable and other (Note 15)	4,544	5,408
Dividends payable	737	668
Accrued interest	613	646
Current portion of long-term debt (Note 18)	2,705	3,462
Total Current Liabilities	12,899	12,946
Regulatory Liabilities (Note 11)	3,772	3,930
Other Long-Term Liabilities (Note 16)	1,614	1,008
Deferred Income Tax Liabilities (Note 17)	5,703	6,026
Long-Term Debt (Note 18)	34,280	36,509
Junior Subordinated Notes (Note 19)	8,614	7,508
Total Liabilities	66,882	67,927
EQUITY
Common shares, no par value (Note 21)	24,387	23,174
Preferred shares (Note 22)	3,980	3,980
Additional paid-in capital	0	17
Retained earnings	3,955	2,773
Accumulated other comprehensive loss (Note 23)	(1,559)	(606)
Controlling Interests	30,763	29,338
Non-controlling interests (Note 20)	1,634	1,655
Total Equity	32,397	30,993
Total Liabilities and Equity	$ 99,279	$ 98,920